Fair Value Measurements (Tables)	9 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Summary Fair Value of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account	1	$254,382,396

Liabilities:
Warrant Liability – Public Warrants	1	$25,519,782
Warrant Liability – Private Placement Warrants	3	$15,953,000

Schedule of Key Inputs into the Monte Carlo Simulation Model for the Private Placemnets Warrnts And Public Warrants at Intial Measurement	The key inputs into the Monte Carlo simulation model and the Black-Scholes model were as follows at initial measurement:

Initial Measurement – Monte Carlo and Black-Scholes
Risk-free rate	0.6%
Remaining term in years	5.75
Expected volatility	19.0%
Exercise price	$11.50
Fair value of common stock	$9.65
Expected probability to consummate a business combination	88.3%

Input	March 31, 2021
Risk-free rate	0.95%
Remaining term in years	5.13
Expected volat i lity	40.2%
Exercise price	$11.50
Fair value of common stock	$11.12
Expected probability to consummate a business combination	88.3%

Schedule Of Changes In The Fair Value Of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of July 8, 2020 (inception)	$—	$—	$—
Initial fair value – November 13,2020	4,922,640	8,987,033	13,909,673
Change in fair value	1,030,360	16,532,749	27,563,109

Fair value as of March 31, 2021	$15,953,000	$25,519,782	$41,472,782

(2)
Due to the use of quoted prices in an active market (Level 1) to measure the fair values of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $9.0 million during the period from November 13, 2020 through March 31, 2021.